Contingencies (Details) $ in Millions, $ in Millions, $ in Millions							1 Months Ended						6 Months Ended				13 Months Ended
	Apr. 01, 2022 USD ($)	Apr. 01, 2022 CAD ($)	Dec. 21, 2021 USD ($)	Dec. 21, 2021 CAD ($)	Sep. 14, 2021 USD ($)	Sep. 14, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2022 CAD ($)	Apr. 01, 2022 CAD ($)	Dec. 21, 2021 CAD ($)	Sep. 14, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Aug. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Oct. 31, 2019 CAD ($)
Contingencies
Income taxes paid													$ 59.3			$ 51.3
Canada Revenue Agency Reassessment Action
Contingencies
Percentage of reassessed amount													50.00%	50.00%	50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Contingent liability recorded	$ 1.9																			$ 2.5
Provincial income taxes assessed	$ 6.6	$ 8.5			$ 7.8	$ 10.0					$ 1.1	$ 1.4
Percentage of security deposit for notice of objection against reassessment	50.00%				50.00%						50.00%									50.00%		50.00%				50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Provincial income taxes assessed													$ 5.2	$ 6.7
Percentage of security deposit for notice of objection against reassessment								50.00%					50.00%						50.00%				50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2015 | Mexico
Contingencies
Provincial income taxes assessed																	$ 19.7	$ 25.3
Tax rate (as a percent)								50.00%
Percentage of security deposit for notice of objection against reassessment																	50.00%								50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Provincial income taxes assessed									$ 5.9	$ 7.7			$ 5.9	7.7
Percentage of security deposit for notice of objection against reassessment									50.00%															50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017 | Mexico
Contingencies
Provincial income taxes assessed			$ 3.6	$ 4.6
Percentage of security deposit for notice of objection against reassessment													50.00%						50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017 | Barbados
Contingencies
Provincial income taxes assessed			$ 30.9	$ 39.8
Percentage of security deposit for notice of objection against reassessment			50.00%																		50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed							$ 34.1						$ 23.3	$ 29.9	$ 490.3
Tax rate (as a percent)													30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Tax Year 2018 Through 2021 | Canada
Contingencies
Provincial income taxes assessed													$ 34.3	$ 44.2
Canada Revenue Agency Reassessment Action | Tax Year 2018 Through 2021 | Barbados
Contingencies
Provincial income taxes assessed													166.6	214.7
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2017 | Canada
Contingencies
Provincial income taxes assessed													15.5	19.9
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2017 | Barbados
Contingencies
Provincial income taxes assessed													36.1	$ 46.5
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded								$ 1.9					1.9						$ 2.5				$ 2.5
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded													8.0						10.3
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 | Mexico
Contingencies
Contingent liability recorded													1.3						1.7
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2015 | Mexico
Contingencies
Contingent liability recorded								$ 8.0															$ 10.3
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2017 | Mexico
Contingencies
Contingent liability recorded													1.3						1.7
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded			$ 11.7										11.7						15.1		$ 15.1
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2018 Through 2021 | Canada
Contingencies
Contingent liability recorded					$ 34.3																	$ 44.2
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2018 Through 2021 | Barbados
Contingencies
Contingent liability recorded													62.9						81.0
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Contingent liability recorded					2.3						$ 0.2											2.9				$ 0.2
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded													2.4						3.1
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2015 | Canada
Contingencies
Contingent liability recorded																	$ 9.8
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2015 | Mexico
Contingencies
Contingent liability recorded																									$ 12.7
Canada Revenue Agency interest and other penalties | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Contingent liability recorded									$ 3.1				3.1						4.0					$ 4.0
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2017 | Mexico
Contingencies
Contingent liability recorded			1.2																		1.5
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded			$ 9.3																		$ 11.9
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2016 | Mexico
Contingencies
Contingent liability recorded													11.0						14.2
Canada Revenue Agency interest and other penalties | Tax Year 2018 Through 2021 | Canada
Contingencies
Contingent liability recorded					$ 3.4								3.4						4.3			$ 4.3
Canada Revenue Agency interest and other penalties | Tax Year 2018 Through 2021 | Barbados
Contingencies
Contingent liability recorded													16.4						21.1
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2017 | Canada
Contingencies
Contingent liability recorded													4.4						5.6
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded													$ 11.7						$ 15.0